Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	1.48400%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$760,387.31

Principal:
Principal Collections	$14,143,713.75
Prepayments in Full	$5,938,824.27
Liquidation Proceeds	$74,939.61
Recoveries	$94,725.22
Sub Total	$20,252,202.85
Collections	$21,012,590.16

Purchase Amounts:
Purchase Amounts Related to Principal	$383,613.40
Purchase Amounts Related to Interest	$1,033.96
Sub Total	$384,647.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,397,237.52

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,397,237.52
Servicing Fee	$253,117.94	$253,117.94	$0.00	$0.00	$21,144,119.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,144,119.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,144,119.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,144,119.58
Interest - Class A-3 Notes	$15,542.60	$15,542.60	$0.00	$0.00	$21,128,576.98
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$20,749,123.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,749,123.23
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$20,625,957.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,625,957.56
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$20,537,611.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,537,611.73
Regular Principal Payment	$18,644,887.92	$18,644,887.92	$0.00	$0.00	$1,892,723.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,892,723.81
Residual Released to Depositor	$0.00	$1,892,723.81	$0.00	$0.00	$0.00
Total		$21,397,237.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,644,887.92
Total					$18,644,887.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$6,709,036.59	$13.65	$15,542.60	$0.03	$6,724,579.19	$13.68
Class A-4 Notes	$11,935,851.33	$74.71	$379,453.75	$2.38	$12,315,305.08	$77.09
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$18,644,887.92	$11.43	$606,507.85	$0.37	$19,251,395.77	$11.80

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$6,709,036.59	0.0136543	$0.00	0.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$147,834,148.67	0.9252935
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$248,039,036.59	0.1520173	$229,394,148.67	0.1405903

Pool Information
Weighted Average APR	2.979%	2.975%
Weighted Average Remaining Term	24.97	24.14
Number of Receivables Outstanding	24,780	24,036
Pool Balance	$303,741,523.96	$283,030,758.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$281,149,128.36	$262,193,578.95
Pool Factor	0.1700015	0.1584099

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$20,837,179.17
Targeted Overcollateralization Amount	$53,636,609.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,636,609.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$169,674.81
(Recoveries)		103	$94,725.22
Net Loss for Current Collection Period			$74,949.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2961%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.5858%
Second Prior Collection Period			0.0842%
Prior Collection Period			0.3748%
Current Collection Period			0.3066%
Four Month Average (Current and Prior Three Collection Periods)			0.0449%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,140	$13,835,447.10
(Cumulative Recoveries)			$3,629,241.93
Cumulative Net Loss for All Collection Periods			$10,206,205.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5712%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,406.19
Average Net Loss for Receivables that have experienced a Realized Loss			$3,250.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.24%	209	$3,517,445.26
61-90 Days Delinquent	0.22%	33	$613,339.87
91-120 Days Delinquent	0.02%	4	$46,666.39
Over 120 Days Delinquent	0.11%	18	$300,428.90
Total Delinquent Receivables	1.58%	264	$4,477,880.42

Repossession Inventory:
Repossessed in the Current Collection Period		9	$142,232.71
Total Repossessed Inventory		15	$257,458.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2239%
Prior Collection Period			0.2462%
Current Collection Period			0.2288%
Three Month Average			0.2330%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3393%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	40

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,123,158.03
2 Months Extended	85	$1,396,368.59
3+ Months Extended	8	$91,162.39

Total Receivables Extended	164	$2,610,689.01

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer